Document And Entity Information	Nov. 03, 2026
Document Information [Line Items]
Entity, Registrant Name	ADDUS HOMECARE CORPORATION
Document, Type	8-K
Document, Period End Date	Nov. 03, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34504
Entity, Tax Identification Number	20-5340172
Entity, Address, Address Line One	6303 Cowboys Way
Entity, Address, Address Line Two	Suite 600
Entity, Address, City or Town	Frisco
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75034
City Area Code	469
Local Phone Number	535-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ADUS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001468328